SCHEDULE OF UNITED STATES AND FOREIGN INCOME LOSS BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income (loss) before tax	$ 2,212,306	$ (3,340,425)
People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Income (loss) before tax	3,109,080	(2,861,595)
Seychelles and Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Income (loss) before tax	(444)	873
UNITED STATES
Operating Loss Carryforwards [Line Items]
Income (loss) before tax	$ (896,330)	$ (479,703)